Fair Value Measurements (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options	$ (1,830,689)	$ 152,557	$ 528,083	$ (2,792,974)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance			1,842,424	5,081,335
Changes in values of liabilities related to options			528,083	(2,792,974)
Balance	$ 2,370,507	$ 2,288,361	$ 2,370,507	$ 2,288,361